Warrants (Details 1) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Warrants, Outstanding Beginning	118,524
Warrants, Exercised	118,524
Warrants,Granted		118,524
Warrants, Outstanding Ending		118,524
Weighted Average Exercise Price Outstanding Beginning	$ 13.79
Weighted Average Exercise Price, Exercised	13.79
Weighted Average Exercise Price, Granted		13.79
Weighted Average Exercise Price, Outstanding Ending		$ 13.79
Weighted Average Remaining Contractual Term in Years, Outstanding Beginning	2 years 5 months 5 days
Weighted Average Remaining Contractual Term in Years, Granted		2 years 6 months
Weighted Average Remaining Contractual Term in Years, Execised	1 year 11 months 15 days
Weighted Average Remaining Contractual Term in Years, Outstanding Ending		2 years 5 months 5 days